Changes in accounting policies	12 Months Ended
Mar. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in accounting policies	Changes in accounting policies
Standards issued and not yet adopted
Certain new standards, amendments, and interpretations to existing IFRS standards have been published but are not yet effective and have not been adopted early by the Company. Management anticipates that pronouncements will be adopted in the Company’s accounting policy for the first period beginning after the effective date of the pronouncement. Information on new standards, amendments, and interpretations is provided below.
In January 2020, the IASB issued an amendment to IAS 1, Presentation of Financial Statements (“IAS 1”) to clarify its requirements for the presentation of liabilities in the statement of financial position. The limited scope amendment affected only the presentation of liabilities in the statement of financial position and not the amount or timing of its recognition. The amendment clarified that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period and specified that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. It also introduced a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. On October 31, 2022, the IASB issued Non-Current Liabilities with Covenants (Amendments to IAS 1). These amendments specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. The amendment is effective for annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted, however the Company has elected not to early adopt this amendment. The Company has performed an initial assessment on the impact of the amendment and the Company expects that adoption will result in a reclassification of the non-current portion of warranty provisions to be reported as current in nature, based on the terms and conditions of the Company’s warranty program. The impact is expected to be material in the consolidated statements of financial position.
Standards issued and adopted
In February 2021, the IASB issued narrow-scope amendments to IAS 1, IFRS Practice Statement 2, Making Materiality Judgements and IAS 8, Accounting Polices, Changes in Accounting Estimates and Errors. The amendments require the disclosure of material accounting policy information rather than disclosing significant accounting policies and clarified how to distinguish changes in accounting policies from changes in accounting estimates. Beginning April 3, 2023, the Company adopted the amendments. The adoption of the amendments did not have a material impact on the Annual Financial Statements.
In May 2023, the IASB issued International Tax Reform, Pillar Two Model Rules, Amendments to IAS 12, Income Taxes (the “Amendments”). The Amendments provide the Company with an exception from recognition and disclosure requirements for deferred tax assets and liabilities arising from the OECD Pillar Two international tax reform. The mandatory temporary exception has been adopted by the Company.